Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, net

3.      Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	56,952,428	63,285,324
Work in process	130,609,171	119,439,099
Finished goods	90,377,688	68,333,552
Less: write-down of inventories	(265,064,301)	(221,191,557)
Inventories, net	12,874,986	29,866,418